intangible assets and goodwill (Details) $ in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026 CAD ($)	Mar. 31, 2026 CAD ($) item	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CAD ($)
intangible assets and goodwill
Balance at beginning of the period		$ 30,788		$ 30,788
Amortization	$ 434		$ 403	839	$ 803
Impairment	2,135		$ 500	2,135	500
Balance at end of the period	28,825			28,825
Contractual commitments for the acquisition of intangible assets	125			125			$ 70
AT COST
intangible assets and goodwill
Balance at beginning of the period		41,002		41,002
Additions				897
Assets under construction put into service
Dispositions, retirements and other (including capitalized interest)				(519)
Net foreign exchange differences				191
Balance at end of the period	41,571			41,571
ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period		(10,214)		(10,214)
Amortization				(839)
Impairment				2,135
Dispositions, retirements and other (including capitalized interest)				(511)
Net foreign exchange differences				69
Balance at end of the period	(12,746)			(12,746)
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period		$ 13,217		13,217
Balance at end of the period	13,590			13,590
Spectrum licences | Spectrum License Auction
intangible assets and goodwill
Number of spectrum licenses purchased | item		103
Intangible assets subject to amortization		$ 318
Spectrum licences | AT COST
intangible assets and goodwill
Balance at beginning of the period		13,217		13,217
Additions				373
Balance at end of the period	13,590			13,590
Spectrum Licences 2500 MHz and 3500 MHz
intangible assets and goodwill
Intangible assets subject to amortization						$ 55
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period		20,328		20,328
Balance at end of the period	19,928			19,928
Total intangible assets | AT COST
intangible assets and goodwill
Balance at beginning of the period		29,677		29,677
Additions				897
Dispositions, retirements and other (including capitalized interest)				(519)
Net foreign exchange differences				88
Balance at end of the period	30,143			30,143
Total intangible assets | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period		(9,349)		(9,349)
Amortization				(839)
Impairment				500
Dispositions, retirements and other (including capitalized interest)				(511)
Net foreign exchange differences				38
Balance at end of the period	(10,215)			(10,215)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period		7,111		7,111
Balance at end of the period	6,338			6,338
Intangible assets subject to amortization | AT COST
intangible assets and goodwill
Balance at beginning of the period		16,460		16,460
Additions				524
Dispositions, retirements and other (including capitalized interest)				(519)
Net foreign exchange differences				88
Balance at end of the period	16,553			16,553
Intangible assets subject to amortization | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period		(9,349)		(9,349)
Amortization				(839)
Impairment				500
Dispositions, retirements and other (including capitalized interest)				(511)
Net foreign exchange differences				38
Balance at end of the period	(10,215)			(10,215)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period		3,459		3,459
Balance at end of the period	2,717			2,717
Customer contracts, related customer relationships and leasehold interests | AT COST
intangible assets and goodwill
Balance at beginning of the period		5,962		5,962
Assets under construction put into service				20
Dispositions, retirements and other (including capitalized interest)				(249)
Net foreign exchange differences				70
Balance at end of the period	5,803			5,803
Customer contracts, related customer relationships and leasehold interests | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period		(2,503)		(2,503)
Amortization				(313)
Impairment				500
Dispositions, retirements and other (including capitalized interest)				(260)
Net foreign exchange differences				30
Balance at end of the period	(3,086)			(3,086)
Software
intangible assets and goodwill
Balance at beginning of the period		2,863		2,863
Balance at end of the period	2,805			2,805
Software | AT COST
intangible assets and goodwill
Balance at beginning of the period		9,396		9,396
Additions				55
Assets under construction put into service				384
Dispositions, retirements and other (including capitalized interest)				(249)
Net foreign exchange differences				5
Balance at end of the period	9,591			9,591
Software | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period		(6,533)		(6,533)
Amortization				(498)
Dispositions, retirements and other (including capitalized interest)				(247)
Net foreign exchange differences				2
Balance at end of the period	(6,786)			(6,786)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period		272		272
Balance at end of the period	261			261
Access to rights-of-way, crowdsource assets and other | AT COST
intangible assets and goodwill
Balance at beginning of the period		585		585
Additions				30
Dispositions, retirements and other (including capitalized interest)				(21)
Net foreign exchange differences				10
Balance at end of the period	604			604
Access to rights-of-way, crowdsource assets and other | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period		(313)		(313)
Amortization				(28)
Dispositions, retirements and other (including capitalized interest)				(4)
Net foreign exchange differences				6
Balance at end of the period	(343)			(343)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period		517		517
Balance at end of the period	555			555
Assets under construction | AT COST
intangible assets and goodwill
Balance at beginning of the period		517		517
Additions				439
Assets under construction put into service				(404)
Net foreign exchange differences				3
Balance at end of the period	555			555
Goodwill
intangible assets and goodwill
Balance at beginning of the period		10,460		10,460
Balance at end of the period	8,897			8,897
Goodwill | AT COST
intangible assets and goodwill
Balance at beginning of the period		11,325		11,325
Net foreign exchange differences				103
Balance at end of the period	11,428			11,428
Goodwill | ACCUMULATED AMORTIZATION
intangible assets and goodwill
Balance at beginning of the period		$ (865)		(865)	$ (364)
Impairment				1,635
Net foreign exchange differences				31
Balance at end of the period	$ (2,531)			$ (2,531)